LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule of operating ROU assets and operating lease liabilities
	December 31,
	2021	2020

Operating right-of-use assets	$131	$272

Operating lease liabilities, current	130	166
Operating lease liabilities long-term	27	146

Total operating lease liabilities	$157	$312

Schedule of maturities of lease liabilities
Year ended December 31,

2022	$133
2023	29

Total undiscounted lease payments	162
Less - interest	(5)

Present value of lease liabilities	$157

Schedule of operating leases weighted-average discount term and rate
Weighted average remaining lease term (years)	0.75
Weighted average discount rate	4.02%

Schedule of minimum lease payments
Year ended December 31,

2022	$1,841
2023	4,331
2024	2,213
2025	787
2026 and thereafter	3,734

Total future minimum rentals	$12,906